Offerings - Offering: 1	Oct. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	15.00% Series A Perpetual SATS Preferred Stock, $0.001 par value per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	90.00
Maximum Aggregate Offering Price	$ 630,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 54,810.00
Offering Note	The registration fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, Strive, Inc. (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-290252), filed with the Securities and Exchange Commission (the “SEC”) on September 15, 2025.

The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering of the Company's 15.00% Series A Perpetual SATS Preferred Stock, $0.001 par alue per share. The maximum aggregate offering price of that offering is $630,000,000.